T. ROWE PRICE EQUITY INCOME ETF

March 31, 2022 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.5%
COMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 0.4%
AT&T	8,934	211
Verizon Communications	1,361	69
		280
Entertainment 1.1%
Walt Disney (1)	6,009	824
		824
Media 3.0%
Comcast, Class A	23,331	1,092
Fox, Class B	9,217	335
News, Class A	37,776	837
		2,264
Total Communication Services		3,368
CONSUMER DISCRETIONARY 3.5%
Automobiles 0.8%
General Motors (1)	14,594	638
		638
Hotels Restaurants & Leisure 0.7%
Las Vegas Sands (1)	12,867	500
		500
Leisure Products 0.7%
Mattel (1)	22,563	501
		501
Multiline Retail 0.7%
Kohl's	8,793	532
		532
Specialty Retail 0.6%
TJX	7,685	466
		466
Total Consumer Discretionary		2,637
CONSUMER STAPLES 6.6%
Beverages 0.5%
Coca-Cola	6,887	427
		427
Food & Staples Retailing 0.5%
Walmart	2,630	391
		391
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Food Products 2.9%
Conagra Brands	29,366	986
Mondelez International	1,010	63
Tyson Foods, Class A	12,473	1,118
		2,167
Household Products 1.4%
Kimberly-Clark	8,393	1,034
		1,034
Tobacco 1.3%
Altria Group	2,365	124
Philip Morris International	9,351	878
		1,002
Total Consumer Staples		5,021
ENERGY 6.8%
Energy Equipment & Services 0.1%
Halliburton	627	24
		24
Oil, Gas & Consumable Fuels 6.7%
Chevron	1,001	163
Enbridge	1,500	69
EOG Resources	6,667	795
Exxon Mobil	9,797	809
Hess	3,167	339
Occidental Petroleum	4,817	273
Targa Resources	757	57
TC Energy	14,530	820
TotalEnergies, ADR	34,675	1,753
		5,078
Total Energy		5,102
FINANCIALS 21.8%
Banks 7.8%
Bank of America	9,301	384
Citigroup	7,029	375
Citizens Financial Group	607	28
Fifth Third Bancorp	21,960	945
Huntington Bancshares	58,692	858
JPMorgan Chase & Co.	3,080	420
PNC Financial Services Group	1,292	238
Wells Fargo & Co.	53,742	2,604
		5,852
Capital Markets 3.9%
Bank of New York Mellon	1,582	79
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Charles Schwab	5,120	432
Franklin Resources	2,603	73
Goldman Sachs Group	2,573	849
Morgan Stanley	6,843	598
Raymond James Financial	695	76
State Street	9,885	861
		2,968
Diversified Financial Services 1.2%
Equitable Holdings	29,054	898
		898
Insurance 8.9%
American International Group	32,211	2,022
Chubb	6,818	1,458
Hartford Financial Services Group	4,882	351
Loews	20,562	1,333
Marsh & McLennan	689	117
MetLife	20,588	1,447
		6,728
Total Financials		16,446
HEALTH CARE 17.7%
Biotechnology 2.6%
AbbVie	10,501	1,703
Biogen (1)	671	141
Gilead Sciences	1,579	94
		1,938
Health Care Equipment & Supplies 4.0%
Becton Dickinson & Co.	5,669	1,508
Medtronic	9,194	1,020
Zimmer Biomet Holdings	4,067	520
		3,048
Health Care Providers & Services 6.4%
Anthem	3,746	1,840
Cardinal Health	6,521	370
Centene (1)	5,702	480
Cigna	3,283	787
CVS Health	9,857	998
UnitedHealth Group	760	387
		4,862
Pharmaceuticals 4.7%
AstraZeneca, ADR	5,534	367
GlaxoSmithKline, ADR	1,905	83
Johnson & Johnson	5,438	964
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Merck & Co.	7,000	574
Organon & Co.	325	11
Pfizer	16,234	841
Sanofi, ADR	14,224	730
		3,570
Total Health Care		13,418
INDUSTRIALS & BUSINESS SERVICES 9.8%
Aerospace & Defense 2.5%
Boeing (1)	3,286	629
L3Harris Technologies	5,118	1,272
		1,901
Air Freight & Logistics 2.6%
United Parcel Service, Class B	9,038	1,938
		1,938
Airlines 0.3%
Southwest Airlines (1)	4,444	204
		204
Commercial Services & Supplies 0.8%
Stericycle (1)	10,474	617
		617
Industrial Conglomerates 2.7%
3M	840	125
General Electric	20,931	1,915
		2,040
Machinery 0.5%
Flowserve	1,986	71
PACCAR	3,781	333
Snap-on	36	8
		412
Professional Services 0.4%
Nielsen Holdings	12,177	332
		332
Total Industrials & Business Services		7,444
INFORMATION TECHNOLOGY 8.2%
Communications Equipment 0.5%
Cisco Systems	6,612	369
		369
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity	1,634	214
		214
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
IT Services 0.5%
Fiserv (1)	4,192	425
		425
Semiconductors & Semiconductor Equipment 4.7%
Applied Materials	5,010	660
NXP Semiconductors NV	1,038	192
QUALCOMM	12,138	1,855
Texas Instruments	4,486	823
		3,530
Software 2.2%
Citrix Systems	5,815	587
Microsoft	3,589	1,106
		1,693
Total Information Technology		6,231
MATERIALS 5.5%
Chemicals 3.8%
CF Industries Holdings	16,235	1,673
DuPont de Nemours	988	73
International Flavors & Fragrances	5,858	769
PPG Industries	1,651	217
RPM International	1,817	148
		2,880
Containers & Packaging 1.7%
International Paper	27,119	1,251
		1,251
Total Materials		4,131
REAL ESTATE 4.4%
Equity Real Estate Investment Trusts 4.4%
Equity Residential, REIT	12,824	1,153
Rayonier, REIT	14,805	609
Vornado Realty Trust, REIT	1,930	87
Welltower, REIT	3,108	299
Weyerhaeuser, REIT	31,961	1,211
Total Real Estate		3,359
UTILITIES 9.7%
Electric Utilities 4.3%
Entergy	252	30
NextEra Energy	7,365	624
Southern	31,681	2,297
Xcel Energy	4,605	332
		3,283
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Multi-Utilities 5.4%
Ameren	5,215	489
Dominion Energy	9,775	830
NiSource	37,685	1,198
Sempra Energy	9,224	1,551
		4,068
Total Utilities		7,351
Total Miscellaneous Common Stocks 0.0% (2)		9
Total Common Stocks (Cost $63,258)		74,517
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, 0.25% (3)	988,526	989
Total Short-Term Investments (Cost $989)		989
Total Investments in Securities 99.8% of Net Assets (Cost $64,247)		$75,506
Other Assets Less Liabilities 0.2%		117
Net Assets 100.0%		$75,623

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Equity Income ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE EQUITY INCOME ETF

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
On March 31, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
ETF787-054Q1
03/2022